UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2014

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.16%

Aerospace & Defense 1.63%

Astronics Corp.*	366,089	$20,911
Hexcel Corp.*	203,767	8,495
Taser International, Inc.*	1,718,877	27,760
Total		57,166

Airlines 0.49%

Spirit Airlines, Inc.*	303,299	17,240

Banks 1.03%

BankUnited, Inc.	847,841	27,970
SVB Financial Group*	77,599	8,279
Total		36,249

Beverages 1.33%

Boston Beer Co., Inc. (The) Class A*	189,016	46,506

Biotechnology 7.46%

ACADIA Pharmaceuticals, Inc.*	355,583	7,158
Agios Pharmaceuticals, Inc.*	641,109	26,965
Alnylam Pharmaceuticals, Inc.*	113,919	5,642
Celldex Therapeutics, Inc.*	375,618	5,634
Cepheid, Inc.*	704,082	30,613
Clovis Oncology, Inc.*	117,842	6,372
Foundation Medicine, Inc.*	443,793	12,941
Intercept Pharmaceuticals, Inc.*	103,295	27,282
InterMune, Inc.*	580,871	18,634
Myriad Genetics, Inc.*	1,206,016	50,906
Puma Biotechnology, Inc.*	150,539	11,372
Receptos, Inc.*	266,179	8,994
Sarepta Therapeutics, Inc.*	656,545	24,378
Synageva BioPharma Corp.*	243,729	21,051
Ultragenyx Pharmaceutical, Inc.*	91,066	3,532
Total		261,474

Building Products 1.87%

Trex Co., Inc.*	611,205	47,992
USG Corp.*	582,024	17,379
Total		65,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2014

Investments	Shares	Fair Value (000)
Capital Markets 3.30%

Artisan Partners Asset Management, Inc. Class A	338,346	$19,648
E*TRADE Financial Corp.*	1,337,388	30,024
Evercore Partners, Inc. Class A	347,418	18,562
Financial Engines, Inc.	64,669	2,862
Stifel Financial Corp.*	775,727	36,281
WisdomTree Investments, Inc.*	719,188	8,120
Total		115,497

Chemicals 2.44%

Axiall Corp.	844,295	39,344
Flotek Industries, Inc.*	1,649,137	46,192
Total		85,536

Commercial Services & Supplies 0.39%

Clean Harbors, Inc.*	211,065	12,664
US Ecology, Inc.	22,234	993
Total		13,657

Construction Materials 1.00%

Eagle Materials, Inc.	420,736	35,060

Consumer Finance 0.86%

Springleaf Holdings, Inc.*	1,313,095	30,175

Distributors 0.85%

Pool Corp.	505,918	29,859

Diversified Consumer Services 3.75%

2U, Inc.*	865,509	12,914
DeVry Education Group, Inc.	1,112,145	50,080
Grand Canyon Education, Inc.*	632,769	27,285
LifeLock, Inc.*	2,632,944	41,337
Total		131,616

Electrical Equipment 0.52%

Generac Holdings, Inc.	306,525	18,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2014

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 4.46%

Belden, Inc.	505,403	$37,304
FARO Technologies, Inc.*	715,187	28,536
InvenSense, Inc.*	2,314,544	49,832
IPG Photonics Corp.*	627,455	40,552
Total		156,224

Energy Equipment & Services 3.08%

CARBO Ceramics, Inc.	374,554	52,404
Exterran Holdings, Inc.	642,370	27,635
RigNet, Inc.*	595,649	27,852
Total		107,891

Food & Staples Retailing 1.21%

United Natural Foods, Inc.*	613,393	42,343

Food Products 2.30%

Hain Celestial Group, Inc. (The)*	425,549	36,606
WhiteWave Foods Co. (The) Class A*	1,591,118	44,058
Total		80,664

Health Care Equipment & Supplies 4.71%

Align Technology, Inc.*	877,431	44,214
DexCom, Inc.*	488,824	15,857
Globus Medical, Inc. Class A*	1,395,333	34,074
Insulet Corp.*	435,885	16,402
Spectranetics Corp.*	657,565	13,980
Wright Medical Group, Inc.*	251,758	6,886
ZELTIQ Aesthetics, Inc.*	1,851,162	33,858
Total		165,271

Health Care Providers & Services 5.55%

Air Methods Corp.*	678,361	37,764
Centene Corp.*	625,562	41,537
ExamWorks Group, Inc.*	1,162,222	42,770
MWI Veterinary Supply, Inc.*	122,743	19,227
Team Health Holdings, Inc.*	1,100,152	53,335
Total		194,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2014

Investments	Shares	Fair Value (000)
Health Care Technology 0.18%

Castlight Health, Inc. Class B*	257,303	$3,865
Veeva Systems, Inc. Class A*	121,935	2,342
Total		6,207

Hotels, Restaurants & Leisure 3.21%

Buffalo Wild Wings, Inc.*	284,173	41,524
Chuy’s Holdings, Inc.*(a)	868,243	31,213
Fiesta Restaurant Group, Inc.*	90,639	3,318
Sonic Corp.*	1,321,424	25,160
Zoe’s Kitchen, Inc.*	417,272	11,137
Total		112,352

Household Durables 1.61%

iRobot Corp.*	1,149,763	38,517
Tempur Sealy International, Inc.*	354,848	17,806
Total		56,323

Information Technology Services 1.71%

EPAM Systems, Inc.*	276,678	8,613
EVERTEC, Inc.	1,722,039	40,537
Luxoft Holding, Inc.*	395,802	10,683
Total		59,833

Internet & Catalog Retail 0.94%

Coupons.com, Inc.*	599,619	10,085
HomeAway, Inc.*	449,903	14,676
RetailMeNot, Inc.*	276,678	8,248
Total		33,009

Internet Software & Services 4.80%

Benefitfocus, Inc.*	205,963	6,673
comScore, Inc.*	1,226,759	38,434
CoStar Group, Inc.*	55,277	8,893
Criteo S.A. ADR*	119,072	3,808
Dealertrack Technologies, Inc.*	586,181	26,783
GrubHub, Inc.*	300,801	9,310
Weibo Corp. ADR*	242,900	4,751
Xoom Corp.*	1,000,934	22,331
Yelp, Inc.*	153,079	8,928
Zillow, Inc. Class A*	353,831	38,461
Total		168,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2014

Investments	Shares	Fair Value (000)
Leisure Product 0.96%

Brunswick Corp.	838,292	$33,691

Life Sciences Tools & Services 1.05%

Charles River Laboratories International, Inc.*	334,999	17,996
Fluidigm Corp.*	504,498	18,949
Total		36,945

Machinery 1.61%

Manitowoc Co., Inc. (The)	1,144,199	36,363
Middleby Corp. (The)*	35,099	8,862
RBC Bearings, Inc.*	155,140	9,659
Woodward, Inc.	34,600	1,551
Total		56,435

Media 0.85%

Rentrak Corp.*	524,292	29,879

Metals & Mining 3.64%

Allegheny Technologies, Inc.	888,518	36,607
Steel Dynamics, Inc.	2,020,257	36,910
U.S. Silica Holdings, Inc.	1,200,654	54,234
Total		127,751

Oil, Gas & Consumable Fuels 5.39%

EXCO Resources, Inc.	5,728,234	36,374
GasLog Ltd. (Monaco)(b)	1,933,656	51,783
Kodiak Oil & Gas Corp.*	2,724,038	34,622
Oasis Petroleum, Inc.*	787,371	36,621
Rice Energy, Inc.*	999,650	29,690
Total		189,090

Professional Services 1.50%

On Assignment, Inc.*	1,194,976	41,824
Paylocity Holding Corp.*	482,824	9,130
TriNet Group, Inc.*	71,903	1,543
Total		52,497

Road & Rail 2.25%

Avis Budget Group, Inc.*	838,091	44,075
Knight Transportation, Inc.	1,473,284	34,961
Total		79,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2014

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 6.95%

Cavium, Inc.*	1,113,422	$47,176
Diodes, Inc.*	538,836	14,209
Monolithic Power Systems, Inc.*	120,088	4,455
Rambus, Inc.*	1,024,014	12,380
Silicon Laboratories, Inc.*	590,012	26,521
SunEdison, Inc.*	2,691,730	51,762
SunPower Corp.*	1,297,426	43,360
Synaptics, Inc.*	704,457	43,782
Total		243,645

Software 0.09%

Barracuda Networks, Inc.*	17,664	456
Tableau Software, Inc. Class A*	50,360	2,784
Total		3,240

Specialty Retail 5.40%

ANN, Inc.*	699,564	27,416
Asbury Automotive Group, Inc.*	600,330	37,064
Lithia Motors, Inc. Class A	479,817	35,641
Mattress Firm Holding Corp.*	661,480	29,892
Monro Muffler Brake, Inc.	329,402	18,578
Restoration Hardware Holdings, Inc.*	650,965	40,614
Total		189,205

Technology Hardware, Storage & Peripherals 1.36%

Cray, Inc.*	1,041,423	29,899
Fusion-io, Inc.*	1,010,502	8,721
Nimble Storage, Inc.*	373,323	9,202
Total		47,822

Textiles, Apparel & Luxury Goods 1.76%

Kate Spade & Co.*	1,047,889	36,435
Tumi Holdings, Inc.*	161,153	3,291
Vera Bradley, Inc.*	775,638	21,950
Total		61,676

Trading Companies & Distributors 2.67%

Air Lease Corp.	1,439,596	51,638
DXP Enterprises, Inc.*	369,938	41,881
Total		93,519
Total Common Stocks (cost $3,021,299,424)		3,371,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.09%

Repurchase Agreement

Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $72,825,000 of U.S. Treasury Note at 1.875% due 6/30/2015; value: $74,736,656; proceeds: $73,270,475 (cost $73,270,475)	$73,271	$73,271

Total Investments in Securities 98.25% (cost $3,094,569,899)		3,444,278

Other Assets in Excess of Liabilities 1.75%		61,436

Net Assets 100.00%		$3,505,714

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Affiliated issuers (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,371,007	$—	$—	$3,371,007
Repurchase Agreement	—	73,271	—	73,271
Total	$3,371,007	$73,271	$—	$3,444,278

(1)	Refer to note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

See Notes to Financial Statements.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect

Notes to Schedule of Investments (unaudited)(concluded)

the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,104,641,264
Gross unrealized gain	438,782,032
Gross unrealized loss	(99,145,682)
Net unrealized security gain	$339,636,350

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2014:

Affiliated Issuer	Balance of Shares Held at 7/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2014	Fair Value of Affiliated Issuers at 4/30/2014	Net Realized Gain (Loss) 8/1/2013 to 4/30/2014(a)	Dividend Income 8/1/2013 to 4/30/2014(a)
Chuy’s Holdings, Inc.(b)	518,189	646,703	(296,649)	868,243	$31,213,336	—	—

(a)	Represents realized gains (losses) earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2013.

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: June 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: June 18, 2014

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: June 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: June 18, 2014